December 4, 2020

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Spectrum Fund, Inc. (“Registrant”)

   T. Rowe Price Spectrum Growth Fund

   T. Rowe Price Spectrum Income Fund

   T. Rowe Price Spectrum International Fund (collectively, the “Funds”)

  File Nos.: 033-10992/811-4998

Dear Mr. Sutcliffe:

Pursuant to the provisions of Section 20(a) of the Investment Company Act of 1940 and Section 14(a) of the Securities and Exchange Act of 1934, we are filing the preliminary Proxy Statement and accompanying materials for the above listed Registrant. These materials relate to the special meeting of the Funds’ shareholders to be held on February 10, 2021, and are expected to begin mailing to shareholders on January 4, 2021. In order to provide sufficient time for printing so that we can begin mailing on January 4, 2021, we anticipate filing the definitive proxy statement on December 18, 2020.

The matters to be acted on at the meeting, as detailed in the Proxy Statement and accompanying materials, include:

1. A proposal to approve an amended and restated investment management agreement for each Fund; and

2. To transact such other business as may properly come before the Shareholder meeting and any adjournments or postponements thereof.

Please note that, effective January 4, 2021, the T. Rowe Price Spectrum Growth Fund will change its name to the T. Rowe Price Spectrum Diversified Equity Fund and the T. Rowe Price Spectrum International Fund will change its name to the T. Rowe Price Spectrum International Equity Fund. Each Fund is seeking shareholder approve to approve an amended and restated investment management agreement, which will result in changes to the Fund’s overall expense structure. The name changes and other changes that are contingent upon shareholder approval are described in the enclosed proxy statement.

If you have any questions about this filing, please give me a call at 410-345-6646.

Sincerely,

/s/Brian R. Poole

Brian R. Poole

Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.